Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Cash and Cash Equivalents

	December 31,
	2018	2017
Cash
Cash at bank and on hand	309	614
Cash equivalents
Money market accounts	2,390	249
Short-term deposits	7	11
Cash and cash equivalents	2,706	874